Share-Based Compensation (Details) - ILS (₪)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Nov. 19, 2020
Share-Based Compensation (Details) [Line Items]
Increase option pool			21,500,000
Total options pool			58,600,000
Fair value of options granted	₪ 0	₪ 1,654